Leases	3 Months Ended
Mar. 31, 2024
Lease Disclosure [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2023	5,154	332	5,486
Additions	668	—	668
Disposals	(236)	—	(236)
Effects of foreign exchange	(90)	(9)	(99)
Balance – March 31, 2024	5,496	323	5,819

	Premises	Others	Total

Accumulated amortization
Balance – December 31, 2023	3,886	258	4,144
Amortization	335	10	345
Disposals	(217)	—	(217)
Effects of foreign exchange	(75)	(2)	(77)
Balance – March 31, 2024	3,929	266	4,195

Carrying value
Net balance – December 31, 2023	1,268	74	1,342
Net balance – March 31, 2024	1,567	57	1,624

The Company’s lease obligations are as follows:

2024
$
Balance – January 1	2,109
Additions	668
Disposals	(236)
Interest accretion	41
Lease repayments	(474)
Effects of foreign exchange	198
Balance -March 31	2,306

Current	1,807
Non-current	499
2,306
Expenses incurred for the three months ended March 31, 2024 and 2023 relating to short-term leases and leases of low-value assets were $23 and $38, respectively.